Other Payables and Accrued Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Payables and Accruals [Abstract]
Other payables		¥ 1,000
Advance and services	¥ 6,084